Merger (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Merger	Merger
On November 13, 2023, the Company merged with Old Cartesian in accordance with the terms of the Merger Agreement, by and among Selecta, Sakura Merger Sub I, Inc., a wholly owned subsidiary of Selecta, or First Merger Sub, Sakura Merger Sub II, LLC, a wholly owned subsidiary of Selecta, or Second Merger Sub, and Old
Cartesian. Pursuant to the Merger Agreement, First Merger Sub merged with and into Old Cartesian, pursuant to which Old Cartesian was the surviving corporation and became a wholly owned subsidiary of Selecta, or the First Merger. Immediately following the First Merger, Old Cartesian merged with and into Second Merger Sub, pursuant to which Second Merger Sub was the surviving entity, or the Second Merger and, together with the First Merger, the Merger. In connection with the Second Merger, Old Cartesian changed its name to Cartesian Bio, LLC.
The Merger was intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. As a result of the Merger, Selecta changed its corporate name to Cartesian Therapeutics, Inc. and its common stock began trading on the Nasdaq Global Market under the new trading symbol “RNAC” beginning on November 14, 2023.
The Merger Agreement was unanimously approved by the board of directors of Selecta and the board of directors of Old Cartesian. The Merger was consummated substantially concurrently with the entry into the Merger Agreement and was not subject to approval of the Company's stockholders.
Under the terms of the Merger Agreement, following the consummation of the Merger on November 13, 2023, or the Closing Date, in exchange for 100% of the outstanding shares of capital stock of Old Cartesian immediately prior to the effective time of the First Merger, the Company agreed to issue to the stockholders of Old Cartesian (i) 224,099 shares of the Company’s common stock and (ii) 384,930.724 shares of Series A Preferred Stock. The issuance of the shares of common stock and Series A Preferred Stock occurred on December 5, 2023 which was after the December 4, 2023 record date for the distribution of the CVRs (see Note 5); as such, the Old Cartesian stockholders did not have rights as holders of common stock or holders of Series A Preferred Stock until such issuance on December 5, 2023. In addition, all outstanding stock options to purchase Old Cartesian common stock were assumed by the Company and converted into stock options to purchase (i) shares of the Company’s common stock or (ii) shares of the Company’s Series A Preferred Stock on terms substantially identical to those in effect prior to Merger Agreement, except for adjustments to the underlying number of shares and the exercise price based on the Merger Agreement exchange ratio.
Pursuant to the Merger Agreement, the Company agreed to hold a stockholders’ meeting, or the Special Meeting, to submit the following proposals to a vote of its stockholders: (i) the approval of the conversion of shares of Series A Preferred Stock into shares of common stock, or the Conversion Proposal, and (ii) either or both of (A) the approval of an amendment to the Company’s Charter to increase the number of shares of common stock authorized under the Charter and (B) the approval of an amendment to the Charter to effect a reverse stock split of all outstanding shares of common stock, in either case (A) or (B) by a number of authorized shares or at a stock split ratio, as the case may be, sufficient to allow the conversion of all shares of Series A Preferred Stock issued in the Merger. The Special Meeting was held on March 27, 2024 in which the Company’s stockholders approved the Conversion Proposal, among other matters (see Note 10).
The Company concluded the acquisition resulted in the Company obtaining a controlling financial interest in a variable interest entity, or VIE, in accordance with ASC 810, Consolidation, or ASC 810. The Company determined that Old Cartesian was considered to be a VIE as it did not have sufficient equity to finance its activities without additional subordinated financial support. Prior to the Closing Date, the primary source of funding for Old Cartesian had been preferred stock financings. The Company acquired all of the outstanding shares of Old Cartesian and, therefore, is the sole equity holder and primary beneficiary. The Company has the obligation to the absorb the losses and right to receive the benefits of Old Cartesian, and the power to direct the activities that most significantly affect the economic performance of Old Cartesian which the Company considers to be its development activities. Therefore, the Company is the primary beneficiary. Further, the Company concluded the VIE qualified as a business and accounted for the transaction as the acquisition of a business in accordance with ASC 805, Business Combinations, or ASC 805. As the primary beneficiary, the Company was the acquirer in the transaction.
The Company exchanged the right to receive shares of common stock and Series A Preferred Stock for all of the outstanding equity of Old Cartesian. The Company determined the rights to receive shares exchanged in the Merger represent a forward contract. The fair value of the forward contracts was determined based on the fair value of shares of common stock and Series A Preferred Stock underlying the forward contracts as of the acquisition date. The total purchase price consists of the fair value of the forward contracts in addition to a portion of the fair value of options exchanged in the transaction related to prior service. Under the acquisition method, the total purchase price of the acquisition was allocated to the net tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values as of the date of the acquisition.
The total fair value of the consideration of $168.5 million as of the Closing Date is summarized as follows (in thousands):
Forward contract to issue common stock	$2,713
Forward contract to issue Series A Preferred Stock	155,308
Stock options allocated to consideration paid	10,444
Total consideration	$168,465
The Company recorded the assets acquired and liabilities assumed as of the Closing Date based on the information available at that date. The following table presents the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed as of the Closing Date (in thousands):

As of November 13, 2023
Assets acquired:
Cash and cash equivalents	$6,561
Prepaid expenses and other current assets	309
Property and equipment, net	215
Right-of-use asset, net	915
In-process research and development assets	150,600
Goodwill	48,163
$206,763
Liabilities assumed
Accrued expenses and other current liabilities	$2,530
Lease liability	$292
Lease liability, net of current portion	$623
Deferred tax liability	$34,853
$38,298
Net assets acquired	$168,465
The fair value of the in-process research and development, or IPR&D, assets were capitalized as of the Closing Date and will be accounted for as indefinite-lived intangible assets until completion or disposition of the assets or abandonment of the associated research and development efforts. Upon successful completion of the development efforts, the carrying value of each respective IPR&D asset will be amortized over its estimated useful life. Until that time, the IPR&D assets will be subject to impairment testing and will not be amortized. The goodwill recorded related to the Merger is the excess of the fair value of the consideration transferred by the acquirer over the fair value of tangible assets, identifiable intangible assets and assumed liabilities as of the Closing Date and is not deductible for tax purposes. The goodwill balance is primarily attributable to the value of the assembled workforce and deferred tax liabilities associated with the transaction.
The following summarizes the Company’s intangible assets acquired in the Merger (in thousands):

Acquisition Date Fair Value
Descartes-08 for MG	$93,900
Descartes-08 for SLE	56,700
Total in-process research and development assets	$150,600
The fair value of the intangible assets was estimated using the income approach in which the after-tax cash flows were discounted to present value. The cash flows are based on estimates used to price the transaction, and the discount rates applied were benchmarked with reference to the implied rate of return from the transaction model as well as the weighted average cost of capital.
The forward contract related to the common stock was recorded as additional paid-in capital as the instrument is indexed to the Company’s common stock. The forward contract related to the Series A Preferred Stock was recorded as a liability as the underlying Series A Preferred Stock has a redemption feature that may require the Company to settle the instrument by transferring an asset. The forward contract was measured at fair value through the date of settlement through the issuance of the shares of Series A Preferred Stock on December 5, 2023.
Merger
On November 13, 2023, the Company merged with Old Cartesian in accordance with the terms of the Merger Agreement, by and among Selecta, Sakura Merger Sub I, Inc., a wholly owned subsidiary of Selecta, or First Merger Sub, Sakura Merger Sub II, LLC, a wholly owned subsidiary of Selecta, or Second Merger Sub, and Old Cartesian. Pursuant to the Merger Agreement, First Merger Sub merged with and into Old Cartesian, pursuant to which Old Cartesian was the surviving corporation and became a wholly owned subsidiary of Selecta, or the First Merger. Immediately following the First Merger, Old Cartesian merged with and into Second Merger Sub, pursuant to which Second Merger Sub was the surviving entity, or the Second Merger and, together with the First Merger, the Merger. In connection with the Second Merger, Old Cartesian changed its name to Cartesian Bio, LLC.
The Merger was intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. As a result of the Merger, Selecta changed its corporate name to Cartesian Therapeutics, Inc. and its common stock began trading on the Nasdaq Global Market under the new trading symbol “RNAC” beginning on November 14, 2023.
The Merger Agreement was unanimously approved by the board of directors, or the Board of Directors, of Selecta and the board of directors of Old Cartesian. The Merger was consummated substantially concurrently with the entry into the Merger Agreement and was not subject to approval of the Company's stockholders.
Under the terms of the Merger Agreement, following the consummation of the Merger on November 13, 2023, or the Closing Date, in exchange for 100% of the outstanding shares of capital stock of Old Cartesian immediately prior to the effective time of the First Merger, the Company agreed to issue to the stockholders of Old Cartesian (i) 6,723,639 shares of the Company’s common stock and (ii) 384,930.724 shares of Series A Preferred Stock. The issuance of the shares of common stock and Series A Preferred Stock occurred on December 5, 2023 which was after the December 4, 2023 record date for the distribution of the CVRs (see Note 6); as such, the Old Cartesian stockholders did not have rights as holders of common stock or holders of Series A Preferred Stock until such issuance on December 5, 2023. In addition, all outstanding stock options to purchase Old Cartesian common stock were assumed by the Company and converted into stock options to purchase (i) shares of the Company’s common stock or (ii) shares of the Company’s Series A Preferred Stock on terms substantially identical to those in effect prior to Merger Agreement, except for adjustments to the underlying number of shares and the exercise price based on the Merger Agreement exchange ratio.
Pursuant to the Merger Agreement, the Company agreed to hold a stockholders’ meeting to submit the following proposals to a vote of its stockholders: (i) the approval of the conversion of shares of Series A Preferred Stock into shares of common stock, or the Conversion Proposal, and (ii) either or both of (A) the approval of an amendment to the Company’s restated certificate of incorporation, as amended, or the Charter, to increase the number of shares of common stock authorized under the Charter and (B) the approval of an amendment to the Charter to effect a reverse stock split of all outstanding shares of common stock, in either case (A) or (B) by a number of authorized shares or at a stock split ratio, as the case may be, sufficient to allow the conversion of all shares of Series A Preferred Stock issued in the Merger.
The Company concluded the acquisition resulted in the Company obtaining a controlling financial interest in a VIE in accordance with ASC 810, Consolidation. The Company determined that Old Cartesian was considered to be a VIE as it did not have sufficient equity to finance its activities without additional subordinated financial support. Prior to the Closing Date, the primary source of funding for Old Cartesian had been preferred stock financings. The Company acquired all of the outstanding shares of Old Cartesian and, therefore, is the sole equity holder and primary beneficiary. The Company has the obligation to the absorb losses and right to receive the benefits of Old Cartesian, and the power to direct the activities that most significantly affect the economic performance of Old Cartesian which the Company considers to be its development activities. Therefore, the Company is the primary beneficiary. Further, the Company concluded the VIE qualified as a business and accounted for the transaction as the acquisition of a business in accordance with ASC 805. As the primary beneficiary, the Company was the acquirer in the transaction.
The Company exchanged the right to receive shares of common stock and Series A Preferred Stock for all of the outstanding equity of Old Cartesian. The Company determined the rights to receive shares exchanged in the Merger represent a forward contract. The fair value of the forward contracts was determined based on the fair value of shares of common stock and Series A Preferred Stock underlying the forward contracts as of the acquisition date. The total purchase price consists of the fair value of the forward contracts in addition to a portion of the fair value of options exchanged in the transaction related to prior service. Under the acquisition method, the total purchase price of the acquisition was allocated to the net tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values as of the date of the acquisition.
The total fair value of the consideration of $168.5 million as of the Closing Date is summarized as follows (in thousands):

Forward contract to issue common stock	$2,713
Forward contract to issue Series A Preferred Stock	155,308
Stock options allocated to consideration paid	10,444
Total consideration	$168,465
The Company recorded the assets acquired and liabilities assumed as of the Closing Date based on the information available at that date. The following table presents the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed as of the Closing Date (in thousands):
As of November 13, 2023
Assets acquired:
Cash and cash equivalents	$6,561
Prepaid expenses and other current assets	309
Property and equipment, net	215
Right-of-use asset, net	915
In-process research and development assets	150,600
Goodwill	48,163
$206,763
Liabilities assumed
Accrued expenses and other current liabilities	$2,530
Lease liability	$292
Lease liability, net of current portion	$623
Deferred tax liability	$34,853
$38,298
Net assets acquired	$168,465
The fair value of IPR&D assets were capitalized as of the Closing Date and will be accounted for as indefinite-lived intangible assets until completion or disposition of the assets or abandonment of the associated research and development efforts. Upon successful completion of the development efforts, the carrying value of the respective IPR&D asset will be amortized over its estimated useful life. Until that time, the IPR&D assets will be subject to impairment testing and will not be amortized. The goodwill recorded related to the Merger is the excess of the fair value of the consideration transferred by the acquirer over the fair value of tangible assets, identifiable intangible assets and assumed liabilities as of the Closing Date and is not deductible for tax purposes. The goodwill balance is primarily attributable to the value of the assembled workforce and deferred tax liabilities associated with the transaction.
The following summarizes the Company’s intangible assets acquired in the Merger and their carrying value as of December 31, 2023 (in thousands):

	Acquisition Date Fair Value	Impairment	Carrying Value at December 31, 2023
Descartes-08 for MG	$93,900	$—	$93,900
Descartes-08 for SLE	56,700	—	56,700
Total in-process research and development assets	$150,600	$—	$150,600
The fair value of the intangible assets was estimated using the income approach in which the after-tax cash flows were discounted to present value. The cash flows are based on estimates used to price the transaction, and the discount rates applied were benchmarked with reference to the implied rate of return from the transaction model as well as the weighted average cost of capital.
For the period from November 13, 2023 to December 31, 2023, Old Cartesian’s revenue and net loss within the consolidated statements of operations and comprehensive (loss) income were $0.0 million and $1.6 million, respectively.
The following unaudited pro forma financial information reflects the consolidated results of operations of the Company as if the Merger had taken place on January 1, 2022. The unaudited pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date (in thousands):

	Year Ended December 31,
	2023	2022
Revenue	$26,004	$112,226
Net (loss) income	$(232,259)	$29,607
The Company’s transaction costs of $4.9 million were expensed as incurred and included in general and administrative expense in the consolidated statements of operations and comprehensive (loss) income.
The forward contract related to the common stock was recorded as additional paid-in capital as the instrument is indexed to the Company’s common stock. The forward contract related to the Series A Preferred Stock was recorded as a liability as the underlying Series A Preferred Stock has a redemption feature that may require the Company to settle the instrument by transferring an asset. The forward contract was measured at fair value through the date of settlement through the issuance of the shares of Series A Preferred Stock on December 5, 2023.